American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2020

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.3%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,178,351	17,884,891
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,761,088	7,106,242
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	9,716,144	11,837,392
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,517,904	4,824,759
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,590,260	4,691,141
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	3,236,679	4,958,085
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	3,828,706	5,945,827
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	21,999,819	27,665,795
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	15,305,244	18,850,342
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	11,895,618	16,908,429
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	11,553,150	14,701,131
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	765,457	1,032,043
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,050,710	1,448,133
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	205,934	287,106
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	4,716,504	5,563,085
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	4,172,480	4,364,609
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	15,213,165	16,168,996
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	25,707,355	27,430,620
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	2,507,750	2,669,586
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	14,422,188	15,660,919
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	8,341,866	9,197,823
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,106,975	8,793,099
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,869,280	14,310,654
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	18,697,298	20,988,983
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	670,937	773,199
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	16,156,234	18,077,981
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	31,218,860	34,507,743
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	15,158,550	16,858,075
TOTAL U.S. TREASURY SECURITIES (Cost $288,708,726)		333,506,688
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Private Sponsor Collateralized Mortgage Obligations — 8.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	62,838	65,702
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	685,600	710,939
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	782,855	812,830
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	1,108,707	1,125,788
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	795,405	822,043
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	1,872,233	1,878,651
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	818,491	829,091
Arroyo Mortgage Trust, Series 2020-1, Class A1B SEQ, 2.10%, 3/25/55(2)	1,110,116	1,118,706
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	919,946	939,359
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, VRN, 1.72%, 2/25/55(2)	3,091,037	3,128,155
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	227,946	231,041
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	1,377,711	1,404,948
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.30%, 4/25/65(2)	2,150,000	2,159,969
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,111,882	1,153,200
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(2)	1,307,185	1,336,138
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	2,327,316	2,388,599
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	1,500,000	1,499,975
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 SEQ, VRN, 2.31%, 1/25/60(2)	876,967	896,216

GCAT Trust, Series 2019-NQM3, Class A3 SEQ, VRN, 3.04%, 11/25/59(2)	1,043,929	1,058,931
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	703,679	712,049
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.95%, 10/25/29(2)	1,095,252	1,140,580
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,600,000	3,734,557
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	2,163,099	2,234,904
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	1,127,016	1,226,870
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.65%, (1-month LIBOR plus 1.50%), 6/25/57(2)	1,322,313	1,326,347
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	72,319	72,492
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(2)	3,188	3,191
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,750,000	1,821,010
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	897,433	932,485
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	6,250,000	6,544,773
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	1,760,195	1,791,565
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(2)	2,849,402	2,910,673
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(2)	1,187,251	1,212,088
Vista Point Securitization Trust, Series 2020-1, Class A2 SEQ, VRN, 2.77%, 3/25/65(2)	1,900,000	1,920,283
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)	1,895,184	1,901,115
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	118,438	123,749
		53,169,012
U.S. Government Agency Collateralized Mortgage Obligations — 3.2%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 2/25/24	540,761	541,434
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	4,642,584	4,741,047
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	5,000,000	5,995,016
FHLMC, Series K108, Class A2 SEQ, 1.52%, 3/25/30	6,000,000	6,250,589
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,452,885	1,432,576
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	457,472	469,212
		19,429,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,790,463)		72,598,886
CORPORATE BONDS — 11.3%
Aerospace and Defense — 0.3%
Boeing Co. (The), 5.15%, 5/1/30	600,000	673,916
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	357,259
Raytheon Technologies Corp., 4.125%, 11/16/28	720,000	853,228
		1,884,403
Automobiles — 0.4%
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	465,300
General Motors Co., 5.15%, 4/1/38	1,140,000	1,210,260
General Motors Financial Co., Inc., 2.75%, 6/20/25	710,000	728,056
		2,403,616
Banks — 2.2%
Banco Santander SA, 2.75%, 5/28/25	710,000	747,233
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	1,450,000	1,461,067
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	1,735,000	1,812,324
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,000,000	1,025,400
Barclays plc, VRN, 2.65%, 6/24/31	400,000	399,629
Citigroup, Inc., 4.05%, 7/30/22	760,000	807,243
Citigroup, Inc., VRN, 4.08%, 4/23/29	530,000	610,109
Citigroup, Inc., VRN, 2.57%, 6/3/31	610,000	642,539
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	265,815
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	620,000	618,896
HSBC Holdings plc, VRN, 2.01%, 9/22/28	240,000	237,664
Huntington Bancshares, Inc., 4.35%, 2/4/23	550,000	590,939
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	800,000	835,888
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	700,000	843,354

Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	400,000	415,131
Natwest Group plc, VRN, 2.36%, 5/22/24	89,000	91,395
Sumitomo Mitsui Trust Bank Ltd., 1.05%, 9/12/25(2)	270,000	271,299
Wells Fargo & Co., 4.125%, 8/15/23	280,000	305,219
Wells Fargo & Co., MTN, 4.10%, 6/3/26	560,000	630,983
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	220,000	229,787
Wells Fargo & Co., VRN, 2.19%, 4/30/26	645,000	670,896
		13,512,810
Beverages†
PepsiCo, Inc., 1.625%, 5/1/30	290,000	298,322
Biotechnology — 0.4%
AbbVie, Inc., 3.85%, 6/15/24(2)	350,000	383,710
AbbVie, Inc., 4.55%, 3/15/35(2)	430,000	526,995
AbbVie, Inc., 4.45%, 5/14/46	590,000	704,564
Amgen, Inc., 3.625%, 5/22/24	450,000	495,042
Gilead Sciences, Inc., 3.65%, 3/1/26	300,000	338,977
		2,449,288
Capital Markets — 1.1%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	1,865,000	1,928,712
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,500,000	1,667,803
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	442,518
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	627,000	662,939
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	193,996
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	460,000	492,110
Morgan Stanley, VRN, 2.19%, 4/28/26	1,246,000	1,306,274
		6,694,352
Chemicals — 0.1%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	329,022
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	600,000	638,071
Consumer Finance — 0.1%
Capital One Financial Corp., 3.75%, 3/9/27	670,000	744,643
Diversified Financial Services — 0.1%
NatWest Markets plc, 2.375%, 5/21/23(2)	401,000	413,093
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 4.45%, 4/1/24	300,000	335,699
AT&T, Inc., 2.30%, 6/1/27	225,000	236,523
AT&T, Inc., 2.75%, 6/1/31	760,000	801,312
AT&T, Inc., 3.50%, 6/1/41	200,000	211,261
AT&T, Inc., 3.65%, 6/1/51	184,000	186,730
AT&T, Inc., 3.30%, 2/1/52	164,000	153,621
AT&T, Inc., 3.50%, 9/15/53(2)	238,000	232,989
AT&T, Inc., 3.55%, 9/15/55(2)	132,000	126,891
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	897,248
Verizon Communications, Inc., 4.40%, 11/1/34	1,835,000	2,294,253
		5,476,527
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	351,906
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	330,144
Duke Energy Corp., 3.15%, 8/15/27	200,000	221,121
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	621,755
FirstEnergy Corp., 4.85%, 7/15/47	600,000	722,474
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	451,362
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	336,058

Xcel Energy, Inc., 3.40%, 6/1/30	770,000	886,138
		3,920,958
Entertainment — 0.2%
Walt Disney Co. (The), 2.20%, 1/13/28	1,023,000	1,077,291
Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc., 5.375%, 5/15/27	146,000	159,321
Kilroy Realty LP, 3.80%, 1/15/23	301,000	313,463
Kimco Realty Corp., 1.90%, 3/1/28	570,000	563,830
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	486,705
Welltower, Inc., 2.75%, 1/15/31	600,000	617,198
		2,140,517
Food and Staples Retailing — 0.3%
Costco Wholesale Corp., 1.60%, 4/20/30	1,200,000	1,225,562
Kroger Co. (The), 3.875%, 10/15/46	600,000	680,949
		1,906,511
Food Products†
Mondelez International, Inc., 2.75%, 4/13/30	237,000	258,558
Health Care Equipment and Supplies — 0.1%
Stryker Corp., 1.95%, 6/15/30	590,000	602,089
Health Care Providers and Services — 0.3%
Anthem, Inc., 2.375%, 1/15/25	170,000	180,774
Cigna Corp., 4.50%, 2/25/26	200,000	233,383
Cigna Corp., 4.90%, 12/15/48	300,000	391,595
CVS Health Corp., 4.78%, 3/25/38	260,000	315,416
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	587,563
UnitedHealth Group, Inc., 1.25%, 1/15/26	200,000	204,990
		1,913,721
Insurance — 0.3%
American International Group, Inc., 4.50%, 7/16/44	480,000	564,051
Five Corners Funding Trust II, 2.85%, 5/15/30(2)	685,000	739,764
Prudential Financial, Inc., MTN, VRN, 3.31%, (CPI YoY plus 2.00%), 11/2/20	189,000	189,189
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	306,000	316,536
		1,809,540
IT Services — 0.2%
International Business Machines Corp., 1.70%, 5/15/27	500,000	517,603
International Business Machines Corp., 1.95%, 5/15/30	300,000	309,607
PayPal Holdings, Inc., 2.30%, 6/1/30	400,000	423,112
		1,250,322
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	300,000	308,169
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,282,361
Comcast Corp., 1.95%, 1/15/31	380,000	391,241
Comcast Corp., 3.20%, 7/15/36	75,000	83,442
Comcast Corp., 3.75%, 4/1/40	200,000	234,288
Discovery Communications LLC, 3.625%, 5/15/30	200,000	222,824
ViacomCBS, Inc., 3.70%, 6/1/28	407,000	452,508
ViacomCBS, Inc., 4.20%, 5/19/32	330,000	377,726
		3,044,390
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	707,334
Sempra Energy, 3.25%, 6/15/27	350,000	384,991
		1,092,325
Oil, Gas and Consumable Fuels — 1.2%
Chevron Corp., 2.00%, 5/11/27	390,000	412,908

Enbridge, Inc., 3.50%, 6/10/24	190,000	205,563
Enbridge, Inc., 3.70%, 7/15/27	400,000	445,703
Energy Transfer Operating LP, 3.60%, 2/1/23	312,000	320,756
Energy Transfer Operating LP, 5.30%, 4/15/47	770,000	716,306
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	284,713
Equinor ASA, 1.75%, 1/22/26	390,000	404,799
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	408,528
MPLX LP, 4.50%, 4/15/38	300,000	307,389
MPLX LP, 5.20%, 3/1/47	400,000	430,857
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	326,310
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	692,300
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,087,101
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(2)	400,000	432,938
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	657,055
		7,133,226
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 3.625%, 5/15/24	150,000	165,354
Upjohn, Inc., 2.70%, 6/22/30(2)	526,000	545,136
Upjohn, Inc., 4.00%, 6/22/50(2)	215,000	230,102
		940,592
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	331,170
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	320,000	351,767
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	335,065
Norfolk Southern Corp., 3.05%, 5/15/50	600,000	642,663
Union Pacific Corp., 2.75%, 4/15/23	150,000	158,007
		1,818,672
Semiconductors and Semiconductor Equipment†
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	206,000	219,928
Software — 0.4%
Microsoft Corp., 2.53%, 6/1/50	730,000	766,285
Oracle Corp., 2.80%, 4/1/27	275,000	302,325
Oracle Corp., 4.00%, 7/15/46	970,000	1,150,325
		2,218,935
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	600,025
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 1.50%, 2/15/26(2)	1,515,000	1,521,144
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	625,000	648,331
		2,169,475
TOTAL CORPORATE BONDS (Cost $65,637,529)		69,269,391
ASSET-BACKED SECURITIES — 7.0%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, 2/18/26	2,750,000	2,789,469
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	473,971	482,041
Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	1,787,000	1,829,714
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	3,300,000	3,383,249
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	1,597,479	1,613,870
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,658,503	1,694,966
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	2,497,268	2,534,255
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	1,988,289	2,033,937
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	305,463	306,467
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	2,997,040	3,107,134
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(2)	6,283,723	6,424,270
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 10/17/36(2)	3,900,000	4,028,468

Progress Residential Trust, Series 2020-SFR2, Class A SEQ, 2.08%, 6/17/37(2)	1,600,000		1,638,445
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	227,218		227,497
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	1,036,345		1,073,837
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	3,981,788		4,035,851
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	4,000,000		4,275,405
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	767,890		822,360
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	908,784		923,930
TOTAL ASSET-BACKED SECURITIES (Cost $42,165,533)			43,225,165
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.7%
Canada — 5.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,938,474	1,534,940
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	23,542,368	23,370,514
Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	2,701,980	3,116,383
Canadian Government Real Return Bond, 3.00%, 12/1/36	CAD	5,660,575	6,659,290
			34,681,127
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,973,646)			34,681,127
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.0%
FHLMC, 4.50%, 4/1/41	4,117,092		4,634,574
FNMA, 4.50%, 5/1/39	1,724,562		1,951,668
FNMA, 4.00%, 11/1/41	974,446		1,076,716
FNMA, 4.00%, 11/1/41	418,289		459,861
FNMA, 4.00%, 2/1/42	624,649		689,888
FNMA, 4.00%, 2/1/46	5,659,888		6,141,028
FNMA, 2.50%, 4/1/50	5,344,747		5,611,832
FNMA, 2.50%, 6/1/50	9,447,639		9,919,752
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,722,006)			30,485,319
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.29%, (3-month LIBOR plus 1.02%), 4/20/31(2)	2,250,000		2,217,350
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 1.24%, (3-month LIBOR plus 0.98%), 4/24/31(2)	1,575,000		1,567,030
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.39%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,750,000		1,739,128
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,450,000		2,428,074
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.26%, (3-month LIBOR plus 0.98%), 4/15/31(2)	3,000,000		2,958,386
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 1.42%, (3-month LIBOR plus 1.15%), 4/18/31(2)	2,300,000		2,277,953
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(2)	3,150,000		3,145,408
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,427,329)			16,333,329
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,347,422)	2,400,000		3,341,058
MUNICIPAL SECURITIES — 0.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	460,000		605,797
University of Texas System (The) Rev., 5.00%, 8/15/40	360,000		537,314
TOTAL MUNICIPAL SECURITIES (Cost $1,102,955)			1,143,111
TEMPORARY CASH INVESTMENTS — 3.3%
Credit Agricole Corporate and Investment Bank, 0.08%, 10/1/20(2)(3) (Cost $20,334,000)	20,334,000		20,333,952
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $571,209,609)			624,918,026
OTHER ASSETS AND LIABILITIES — (1.8)%			(10,852,086)
TOTAL NET ASSETS — 100.0%			$614,065,940

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	915,544	AUD	1,248,836	UBS AG	12/16/20	$20,886
USD	33,793,425	CAD	44,501,041	Morgan Stanley	12/16/20	361,823
						$382,709

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	$(481)	$(203,634)	$(204,115)
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(447)	(105,262)	(105,709)
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(460)	(210,362)	(210,822)
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(468)	(227,041)	(227,509)
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(486)	(33,118)	(33,604)
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	490	128,038	128,528
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	(192,292)	(192,846)
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(467)	(720,099)	(720,566)
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(519)	5,133	4,614
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(512)	2,284	1,772
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(472)	(7,696)	(8,168)
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(507)	(34,097)	(34,604)
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	513	177,451	177,964
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	571	279,617	280,188
					$(3,799)	$(1,141,078)	$(1,144,877)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	$(777,713)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(485,066)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	(31,107)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(382,349)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(91,051)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(215,460)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(295,018)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(617,536)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(648,693)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(335,521)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(5,262,643)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(1,562,159)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	(3,647)
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	(114,165)
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	101,552
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(124,780)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(135,570)
						$(10,980,926)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,223,544.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $134,472,318, which represented 21.9% of total net assets.
(3)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.